Intangible Assets	9 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
5.    INTANGIBLE ASSETS

Intangible assets as of September 30, 2013 consist of the following:

Provider agreements for locations awaiting installation of EV charging stations	$3,062,541
Awarded government grants for installation of charging stations	638,000
Trademark	300,000
Present value of EV charging stations to be acquired in October 2016	150,000
Total	$4,150,541
Less accumulated amortization at September 30, 2013	(154,091)
Balance at September 30, 2013	$3,996,450

The Company had no intangible assets as of December 31, 2012.

Expected amortization expense pertaining to intangible assets over the five year period ending December 31, 2018 and thereafter is as follows:

Year ending December 31,:
2013 (remaining three months)	$288,158
2014	534,704
2015	623,148
2016	977,414
2017	640,480
2018 and thereafter	932,546
Total	$3,996,450